As filed with the Securities and Exchange Commission
                         on or about December 27, 2001

                                        Securities Act Registration No. 33-25399
                                Investment Company Act Registration No. 811-5687

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [  ]
         Pre-Effective Amendment No.                          [  ]

         Post-Effective Amendment No.   23                    [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [  ]
         Amendment No.   27                                        [X]
                        (Check appropriate box or boxes)

                         STRONG COMMON STOCK FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                          53051
(Address of Principal Executive Offices)                             (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400
                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


  It is proposed that this filing will become effective (check appropriate box).

    [ X ]    immediately upon filing pursuant to paragraph (b) of Rule 485
    [   ]    on (date) pursuant to paragraph (b) of Rule 485
    [   ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
    [   ]    on (date) pursuant to paragraph (a)(1) of Rule 485
    [   ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [   ]    on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

    [   ]    this  post-effective  amendment  designates a new effective date for a previously  filed post-effective amendment.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 27th day of December, 2001.


                                            STRONG COMMON STOCK FUND, INC.
                                            (Registrant)


                                            By: /S/RICHARD W. SMIRL
                                                Richard W. Smirl, Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     Name                                          Title                           Dated As Of

                                                Chairman of the Board (Principal Executive
                                                Officer) and a Director                         December 27, 2001
-----------------------------------------------
Richard S. Strong*

                                                Treasurer (Principal Financial and
/S/JOHN W. WIDMER                               Accounting Officer)                             December 27, 2001
-----------------------------------------------
John W. Widmer


                                                Director                                        December 27, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                        December 27, 2001
-----------------------------------------------
Willie D. Davis*


                                                Director                                        December 27, 2001
-----------------------------------------------
William F. Vogt*


                                                Director                                        December 27, 2001
-----------------------------------------------
Stanley Kritzik*


                                                Director                                        December 27, 2001
-----------------------------------------------
Neal Malicky*


*    Gilbert L.  Southwell  III signs  this  document  pursuant  to the power of
     attorney   filed  with  this   Post-Effective   Amendment  No.  23  to  the
     Registration Statement on Form N-1A.

                                                 By: /S/GILBERT L. SOUTHWELL III
                                                     Gilbert L. Southwell III

                                                   EXHIBIT INDEX

                                                                                              EDGAR
EXHIBIT NO.                                         EXHIBIT                                   EXHIBIT NO.
(a.4)              Amendment to Articles of Incorporation effective December 27, 2001         EX-99.a4

(h)                Transfer and Dividend Disbursing Agent Agreement                           EX-99.h

(h.1)              Class Z Shares Administration Agreement                                    EX-99.h1

(h.2)              Class A, B, C, and L Shares Administration Agreement                       EX-99.h2

(n)                Amended and Restated Rule 18f-3 Multiple Class Plan                        EX-99.n

(q)                Power of Attorney dated December 27, 2001                                  EX-99.q
